Annual Total Returns[BarChart] - Transamerica BlackRock Tactical Allocation VP - Service	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.74%	10.02%	12.35%	5.07%	(0.12%)	4.91%	11.68%	(4.41%)	17.05%	13.19%